Summary of General Terms of Stock-Based Compensation Plans for Awards Granted (Parenthetical) (Detail) - Maximum	Dec. 31, 2024 shares
2004 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, ordinary shares reserved	1,400,000
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, ordinary shares reserved	200,000
2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, ordinary shares reserved	400,000